Shareholders’ Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 16, 2022
Shareholders’ Equity (Details) [Line Items]
Common stock par value (in Dollars per share)	$ 0.0001
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Additional shares	1,973,750
Target percentage	100.00%
Warrant held			14,153,048
Company exchange ratio	1.00%
Purchase price (in Dollars)		$ 11,000,000
Votes value (in Dollars per share)	$ 11.2663
Mr. Pavlovski [Member]
Shareholders’ Equity (Details) [Line Items]
Purchase price (in Dollars)	$ 1,000,000
Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Company exchange ratio	1.00%
Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Company exchange ratio	24.5713%
Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Shares authorized	1,000,000,000
Class A [Member]
Shareholders’ Equity (Details) [Line Items]
Shares authorized	700,000,000	700,000,000	700,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Additional shares	105,000,000
Share held (in Dollars)	$ 76,412,604
Target percentage	50.00%
Common stock shares issued	114,926,700	111,467,763
Class A [Member] | Sponsor [Member]
Shareholders’ Equity (Details) [Line Items]
Qualifying transaction, description	The term will expire September 16, 2027. If there is a change in control prior to September 16, 2027 resulting in a per share price equal to or in excess of the $15.00 and $17.50 share price milestones not previously met, then the Company shall issue the earnout shares to the holders.
Class A [Member] | CFVI [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock shares issued			1,875,000
Class A [Member] | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Closing price (in Dollars per share)	$ 15
Class A [Member] | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Closing price (in Dollars per share)	$ 17.5
Class A [Member] | Private Investment in Public Equity [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock shares issued			8,300,000
Class C [Member]
Shareholders’ Equity (Details) [Line Items]
Shares authorized	170,000,000	170,000,000
Common stock par value (in Dollars per share)	$ 0.0001
Common stock shares issued	165,353,621	167,662,214
Company repurchased shares	1,100,000
Purchase price (in Dollars)	$ 11,000,000
Class C [Member] | Mr. Pavlovski [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock par value (in Dollars per share)	$ 0.0001
Class C [Member] | Minimum [Member]
Shareholders’ Equity (Details) [Line Items]
Company exchange ratio	1.00%
Class C [Member] | Maximum [Member]
Shareholders’ Equity (Details) [Line Items]
Company exchange ratio	24.5713%
Class D Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Shares authorized	110,000,000
Common stock par value (in Dollars per share)	$ 0.0001
Purchase price (in Dollars)	$ 11,000,000
Votes value (in Dollars per share)	$ 11.2663
Class D Common Stock [Member] | Mr. Pavlovski [Member]
Shareholders’ Equity (Details) [Line Items]
Common stock shares issued	105,782,403
Purchase price (in Dollars)	$ 1,000,000
Common Stock [Member] | Class A [Member]
Shareholders’ Equity (Details) [Line Items]
Shares authorized	700,000,000
Common stock par value (in Dollars per share)	$ 0.0001
Common stock shares issued	28,587,396
Common stock shares issued			48,970,404
Common stock were exchanged	7,500,000	7,500,000
Issuance of class A common stock in connection with public shares	29,969,311	29,969,311
Common Stock [Member] | Class C [Member]
Shareholders’ Equity (Details) [Line Items]
Shares authorized	170,000,000
Common stock par value (in Dollars per share)	$ 0.0001
Issuance of class C common stock (in Dollars)	$ 168,762,214
Company repurchased shares		1,100,000
Common Stock [Member] | Class D Common Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Shares authorized	110,000,000
Preferred Stock [Member]
Shareholders’ Equity (Details) [Line Items]
Shares authorized	20,000,000
Preferred stock par value (in Dollars per share)	$ 0.0001